Average Annual Total Returns - FidelitySeriesInternationalFunds-ComboPRO - FidelitySeriesInternationalFunds-ComboPRO - Fidelity Series Emerging Markets Opportunities Fund	Dec. 30, 2023
Fidelity Series Emerging Markets Opportunities Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(23.95%)
Past 5 years	(0.54%)
Past 10 years	2.73%
Fidelity Series Emerging Markets Opportunities Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(24.28%)
Past 5 years	(2.02%)
Past 10 years	1.82%
Fidelity Series Emerging Markets Opportunities Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(13.79%)
Past 5 years	(0.45%)
Past 10 years	2.13%
IXYE0
Average Annual Return:
Past 1 year	(20.07%)
Past 5 years	(1.37%)
Past 10 years	1.47%